Interest expense	12 Months Ended
Dec. 31, 2023
Interest expense and foreign exchange
Interest expense	Interest expense

Years Ended December 31 (millions)	2023	2022	2021
Interest expense
Interest on long-term debt, excluding lease liabilities	$104	$25	$27
Interest on lease liabilities	24	14	14
Amortization of financing fees and other	3	2	3
Interest accretion on provisions	13	—	—
	$144	$41	$44